MEZZANINE EQUITY (Details Narrative) ¥ in Millions		1 Months Ended		12 Months Ended
	Apr. 21, 2023 shares	May 31, 2021 USD ($)	May 31, 2021 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Apr. 28, 2023	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CNY (¥)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)
Dividend rate				6.00%
Annual interest rate				4.50%
Accretions to redeemable preferred equity | $					$ 326,837	$ 605,659
Common Class A [Member]
Number of shares issued | shares	5,318,548
Series B Mezzanine Equity Holders [Member]
Annual interest rate				4.50%
Series A Mezzanine Equity Holders [Member]
Annual interest rate				4.50%
GSR Zhaohua Ventures III Partnership ("GSR") [Member]
Investments								$ 2,810,000	¥ 20.0	$ 2,110,000	¥ 15.0
Equity ownership percentage								13.01%	13.01%	10.00%	10.00%
Purchase of equities percentage		1.65%	1.65%
Cash consideration of equity investment		$ 1,850,000	¥ 13.2
Xiamen Yilian Kaitai Artificial Intelligence Venture Capital Partnership ("XMKT") [Member]
Investments								$ 4,220,000	¥ 30.0
Equity ownership percentage								6.00%	6.00%
Purchase of equities percentage		1.65%	1.65%
Cash consideration of equity investment		$ 1,850,000	¥ 13.2
Hangzhou Kaitai Hongde Venture Capital Partnership ("HZKT") [Member]
Investments								$ 1,400,000	¥ 10.0
Equity ownership percentage								2.00%	2.00%
Mezzanine Equity Holders [Member]
Percentage of preferred equities		24.31%	24.31%
Hainan Youxin Mutual Enterprise Management Co., Ltd. ("WFOE") [Member]
Equity ownership percentage				100.00%			100.00%